Other assets - Summary of other assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Accounts receivable	₩ 11,594,139	₩ 12,754,436
Domestic exchange settlement debit	6,034,816	6,700,373
Guarantee deposits	1,016,748	1,077,644
Accrued income	3,254,404	2,655,894
Prepaid expense	784,630	491,950
Provisional payments	378,993	295,149
Sundry assets	96,190	88,797
Separate account assets	8,086,147	9,501,135
Advance payments	288,466	207,128
Unamortized deferred acquisition cost	949,322	954,949
Leased assets	1,932,791	1,395,334
Others	505,230	125,815
Discounted present value	(51,864)	(30,614)
Allowances for credit loss of other assets	(362,174)	(244,236)
Total Other Assets	₩ 34,507,838	₩ 35,973,754